SEGMENT REPORTING - Schedule of Sales Data by Geographical Area (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEGMENT REPORTING
Net Sales by Segment	[1]	$ 65,623	$ 115,944	$ 98,292
Net Sales by Segment (as a percent)		100.00%	100.00%	100.00%
China
SEGMENT REPORTING
Net Sales by Segment		$ 2,439	$ 3,146	$ 2,926
Net Sales by Segment (as a percent)		4.00%	3.00%	3.00%
India
SEGMENT REPORTING
Net Sales by Segment		$ 37,206	$ 70,106	$ 42,352
Net Sales by Segment (as a percent)		57.00%	60.00%	43.00%
Japan
SEGMENT REPORTING
Net Sales by Segment		$ 21,761	$ 35,504	$ 49,185
Net Sales by Segment (as a percent)		33.00%	31.00%	50.00%
Taiwan
SEGMENT REPORTING
Net Sales by Segment		$ 3,515	$ 6,445	$ 3,018
Net Sales by Segment (as a percent)		5.00%	6.00%	3.00%
Other
SEGMENT REPORTING
Net Sales by Segment		$ 702	$ 743	$ 811
Net Sales by Segment (as a percent)		1.00%	1.00%	1.00%

[1]	The revenue recognized in the years ended December 31, 2019, 2018 and 2017 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each respective period were $2.8 million, $4.0 million and $2.7 million, respectively.